Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.9%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (A)	53,287	$ 426,295
Transamerica International Focus (A)	97,734	828,781
Transamerica International Stock (A)	66,046	827,556
		2,082,632
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	227,902	2,108,094
U.S. Equity Funds - 13.6%
Transamerica Capital Growth (A)(B)	75,498	600,965
Transamerica Large Cap Value (A)	125,111	1,817,860
Transamerica Mid Cap Growth (A)(B)	63,116	595,186
Transamerica Mid Cap Value Opportunities (A)	54,122	648,381
Transamerica Small Cap Growth (A)	60,518	427,861
Transamerica Small Cap Value (A)	71,167	458,319
Transamerica US Growth (A)	36,747	1,164,500
		5,713,072
U.S. Fixed Income Funds - 30.3%
Transamerica Bond (A)	1,205,806	9,742,910
Transamerica High Yield Bond (A)	365,675	2,972,941
		12,715,851
Total Investment Companies (Cost $24,689,939)		22,619,649
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 8.9%
iShares Core MSCI EAFE ETF	32,837	2,455,551
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
International Equity Funds (continued)
iShares Core MSCI Emerging Markets ETF	7,889	$ 425,533
iShares Global REIT ETF	34,758	858,870
		3,739,954
U.S. Equity Fund - 12.7%
iShares Core S&P 500 ETF	9,609	5,316,852
U.S. Fixed Income Funds - 23.8%
iShares 0-5 Year TIPS Bond ETF	39,080	3,905,655
iShares Core U.S. Aggregate Bond ETF	61,637	6,108,843
		10,014,498
Total Exchange-Traded Funds (Cost $19,033,494)		19,071,304

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2024, to be repurchased at $353,377 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $360,490.	$ 353,353	353,353
Total Repurchase Agreement (Cost $353,353)		353,353
Total Investments (Cost $44,076,786)		42,044,306
Net Other Assets (Liabilities) - (0.1)%		(59,780)
Net Assets - 100.0%		$ 41,984,526
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$22,619,649	$—	$—	$22,619,649
Exchange-Traded Funds	19,071,304	—	—	19,071,304
Repurchase Agreement	—	353,353	—	353,353
Total Investments	$41,690,953	$353,353	$—	$42,044,306
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,101,943	$386,543	$(365,866)	$(78,197)	$698,487	$9,742,910	1,205,806	$320,778	$—
Transamerica Capital Growth	560,905	7,449	(156,882)	34,556	154,937	600,965	75,498	—	—
Transamerica Series Trust

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$2,009,637	$85,855	$(168,152)	$(27,939)	$208,693	$2,108,094	227,902	$80,854	$—
Transamerica Emerging Markets Opportunities	392,105	21,904	(40,430)	(19,900)	72,616	426,295	53,287	11,481	—
Transamerica High Yield Bond	2,792,690	152,007	(164,296)	(25,883)	218,423	2,972,941	365,675	136,981	—
Transamerica International Focus	786,052	76,594	(111,387)	(26,690)	104,212	828,781	97,734	28,086	38,508
Transamerica International Stock	783,689	28,056	(171,914)	(2,788)	190,513	827,556	66,046	28,056	—
Transamerica Large Cap Value	1,657,501	140,911	(313,668)	(17,704)	350,820	1,817,860	125,111	16,271	124,640
Transamerica Mid Cap Growth	569,946	—	(124,345)	(70,106)	219,691	595,186	63,116	—	—
Transamerica Mid Cap Value Opportunities	582,003	30,324	(55,057)	(18,846)	109,957	648,381	54,122	6,437	23,795
Transamerica Small Cap Growth	383,049	18,354	(49,053)	(20,198)	95,709	427,861	60,518	—	18,354
Transamerica Small Cap Value	384,052	12,495	(58,974)	(82,070)	202,816	458,319	71,167	12,496	—
Transamerica US Growth	1,064,884	39,389	(247,718)	65,490	242,455	1,164,500	36,747	—	39,389
Total	$21,068,456	$999,881	$(2,027,742)	$(290,275)	$2,869,329	$22,619,649	2,502,729	$641,440	$244,686

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica ClearTrack® Retirement Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® Retirement Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust